REVENUE RECOGNITION	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
REVENUE RECOGNITION
13. REVENUE RECOGNITION
Disaggregation of revenues
Amounts recognized at a point in time primarily relate to products sold whereas amounts recognized over time primarily relate to services associated with the full-service retardant contracts. Revenues for the Successor Period, 2021 Predecessor Period, 2020 Predecessor Period and 2019 Predecessor Period are as follows (in thousands):

	Successor	Predecessor
	November 9, 2021 Through December 31, 2021	January 1, 2021 Through November 8, 2021	Year Ended December 31,
			2020	2019
Revenues from products	$20,242	$310,679	$320,681	$228,113
Revenues from services	692	27,220	17,137	9,295
Other revenues	89	3,416	1,759	1,902

Total net sales	$21,023	$341,315	$339,577	$239,310